CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	89,032,764	17,268,881	14,576,681
Common stock, shares outstanding	89,032,764	17,268,881	14,576,681
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Allowance for doubtful accounts	$ 84,019	$ 83,617	$ 26,513
Accumulated depreciation and amortization, Leasehold improvements, furniture, and equipment		$ 29,196	$ 0
Treasury stock	0	1,000,000
Preferred Stock Series A [Member]
Preferred stock, shares issued	0	1	1
Preferred stock, shares outstanding	0	1	1
Preferred Stock Series E [Member]
Preferred stock, shares issued	0	2,115,224	2,790,224
Preferred stock, shares outstanding	0	2,115,224	2,790,224
Preferred Stock Series F [Member]
Preferred stock, shares par value	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares issued	0	2,414	3,156
Preferred stock, shares outstanding	0	2,414	3,156
Preferred Stock Series G [Member]
Preferred stock, shares par value	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares issued	0	1,475	0
Preferred stock, shares outstanding	0	1,475	0
Preferred Stock Series A-2 [Member]
Preferred stock, shares issued	27	0
Preferred stock, shares outstanding	27	0